PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Office building	426,947	707,693
Vehicles	20,360	21,821
Computer equipment	1,071,326	1,049,049
Furniture and office equipment	421,157	387,781
Leasehold improvement	2,315,577	2,444,146
Construction in progress	143,360	194,803
Total	4,398,727	4,805,293
Less: accumulated depreciation	(2,412,683)	(2,749,468)
Less: accumulated impairment	(14,337)	(19,272)
Net book value	1,971,707	2,036,553